Right-of-use assets and leases payable - Summary of Changes in Lease Payables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Beginning balance	R$ 1,523,769	R$ 1,348,311	R$ 1,833,288
Interest accrued	143,005	128,069	147,494
Payments		(357,879)	(440,574)
Payments of lease	(213,527)	(351,011)	(304,975)
Principal payment			(2,922,214)
Interest payment	(742,724)	(914,979)	(749,043)
Interest payment	(145,586)	(6,868)	(15,267)
Additions and remeasurement	257,201	482,439	288,711
Write-offs	(71,569)	(77,171)	(83,157)
Acquisition of subsidiary	30,641
Effect of foreign currency exchange rate variation			16,264
Reclassification to liabilities held for sale			(413,715)
Ending balance	1,523,934	1,523,769	R$ 1,348,311
Current	311,426	225,034
Non-current	R$ 1,212,508	R$ 1,298,735